Goodwill and Intangible Assets - Summary of Changes in Goodwill and Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 69,583
Amortization of intangible assets (Notes 5 and 14)	892	₱ 835	₱ 929
Ending balance	68,583	69,583
Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	79,151	78,968
Additions	21	138
Disposals	(372)
Deconsolidation	(1,485)
Translation and other adjustments	24	45
Ending balance	77,339	79,151	78,968
Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	9,568	8,688
Disposals	(372)
Amortization of intangible assets (Notes 5 and 14)	892	835
Deconsolidation	(1,356)
Translation and other adjustments	24	45
Ending balance	8,756	9,568	8,688
Franchise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,869
Ending balance	₱ 1,682	₱ 1,869
Estimated useful lives (in years)	16 years	16 years
Remaining useful lives (in years)	9 years	10 years
Franchise [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 3,016	₱ 3,016
Ending balance	3,016	3,016	3,016
Franchise [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,147	961
Amortization of intangible assets (Notes 5 and 14)	187	186
Ending balance	1,334	1,147	961
Customer List [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,446
Ending balance	₱ 936	₱ 1,446
Customer List [Member] | Bottom Of Range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Estimated useful lives (in years)		P2Y
Remaining useful lives (in years)	1 year	1 year
Customer List [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Estimated useful lives (in years)		P9Y
Remaining useful lives (in years)	2 years	3 years
Customer List [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 4,726	₱ 4,726
Ending balance	4,726	4,726	4,726
Customer List [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	3,280	2,769
Amortization of intangible assets (Notes 5 and 14)	510	511
Ending balance	3,790	3,280	2,769
Spectrum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	134
Ending balance	₱ 53	₱ 134
Estimated useful lives (in years)	15 years	15 years
Remaining useful lives (in years)	1 year	2 years
Spectrum [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 1,205	₱ 1,205
Ending balance	1,205	1,205	1,205
Spectrum [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,071	991
Amortization of intangible assets (Notes 5 and 14)	81	80
Ending balance	1,152	1,071	991
Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	35
Ending balance	₱ 28	₱ 35
Estimated useful lives (in years)	18 years	18 years
Remaining useful lives (in years)	4 years	5 years
Licenses [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 1,079	₱ 1,079
Ending balance	1,079	1,079	1,079
Licenses [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,044	1,037
Amortization of intangible assets (Notes 5 and 14)	7	7
Ending balance	1,051	1,044	1,037
Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 215
Ending balance		₱ 215
Others [Member] | Bottom Of Range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Estimated useful lives (in years)	P1Y	P1Y
Remaining useful lives (in years)	5 years	5 years
Others [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Estimated useful lives (in years)	P10Y	P10Y
Remaining useful lives (in years)	9 years	9 years
Others [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 1,562	₱ 1,379
Additions	21	138
Disposals	(372)
Deconsolidation	(460)
Translation and other adjustments	24	45
Ending balance	775	1,562	1,379
Others [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,347	1,251
Disposals	(372)
Amortization of intangible assets (Notes 5 and 14)	107	51
Deconsolidation	(331)
Translation and other adjustments	24	45
Ending balance	775	1,347	1,251
Intangible Assets with Finite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	3,699
Ending balance	2,699	3,699
Intangible Assets with Finite Life [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	11,588	11,405
Additions	21	138
Disposals	(372)
Deconsolidation	(460)
Translation and other adjustments	24	45
Ending balance	10,801	11,588	11,405
Intangible Assets with Finite Life [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	7,889	7,009
Disposals	(372)
Amortization of intangible assets (Notes 5 and 14)	892	835
Deconsolidation	(331)
Translation and other adjustments	24	45
Ending balance	8,102	7,889	7,009
Intangible assets other than goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	8,204
Ending balance	7,204	8,204
Intangible assets other than goodwill [member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	16,093	15,910
Additions	21	138
Disposals	(372)
Deconsolidation	(460)
Translation and other adjustments	24	45
Ending balance	15,306	16,093	15,910
Intangible assets other than goodwill [member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	7,889	7,009
Disposals	(372)
Amortization of intangible assets (Notes 5 and 14)	892	835
Deconsolidation	(331)
Translation and other adjustments	24	45
Ending balance	8,102	7,889	7,009
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	61,379
Ending balance	61,379	61,379
Goodwill [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	63,058	63,058
Deconsolidation	(1,025)
Ending balance	62,033	63,058	63,058
Goodwill [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,679	1,679
Deconsolidation	(1,025)
Ending balance	654	1,679	1,679
Trademark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,505
Ending balance	4,505	4,505
Trademark [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,505	4,505
Ending balance	₱ 4,505	₱ 4,505	₱ 4,505